Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous Noncurrent Liabilities [Abstract]
Summary of Other Long-Term Liabilities

	December 31,	December 31,
	2021	2020
Royalty payment obligations (a)	$123	$3,355
Other employee benefit liabilities	146	1,557
	$269	$4,912
Less:
Current portion of royalty payment obligations (note 13)	(25)	(3,248)
Current portion of other employee benefit liabilities (note 13)	(146)	(1,351)
	$98	$313